Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 14, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Core U.S. REIT ETF (USRT) (the “Fund”)
The Board of Trustees (the “Board”) has approved the below changes for the Fund that are expected to be implemented on or around June 23, 2025 (the “Effective Date”).

Ticker	ETF Name	Current Underlying Index	New Underlying Index

USRT	iShares Core U.S. REIT ETF	FTSE Nareit Equity REITs Index	FTSE Nareit Equity REITs 40 Act Capped Index
Accordingly, the following changes will take effect on the Effective Date:

•	The Fund’s Underlying Index will change to the FTSE Nareit Equity REITs 40 Act Capped Index (the “New Underlying Index”) and all references to the Underlying Index are updated.

•	The Fund’s New Underlying Index will comply with the SEC diversification requirements for ETFs classified as “diversified” under the Investment Company Act of 1940 rules.

•
The Fund’s New Underlying Index will constrain at its quarterly rebalance: (i) the weight of any single company to a maximum of 22.5%, and (ii) the aggregate weight of companies exceeding 4.5% weight to a maximum of 22.5%. Outside the scheduled quarterly index reviews, the New Underlying Index is rebalanced to: (i) the weight of any single company to a maximum of 24%, and (ii) the aggregate weight of companies exceeding 4.8% weight to a maximum of 24%.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 14, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Core U.S. REIT ETF (USRT) (the “Fund”)
The Board of Trustees (the “Board”) has approved the below changes for the Fund that are expected to be implemented on or around June 23, 2025 (the “Effective Date”).

Ticker	ETF Name	Current Underlying Index	New Underlying Index

USRT	iShares Core U.S. REIT ETF	FTSE Nareit Equity REITs Index	FTSE Nareit Equity REITs 40 Act Capped Index
Accordingly, the following changes will take effect on the Effective Date:

•	The Fund’s Underlying Index will change to the FTSE Nareit Equity REITs 40 Act Capped Index (the “New Underlying Index”) and all references to the Underlying Index are updated.

•	The Fund’s New Underlying Index will comply with the SEC diversification requirements for ETFs classified as “diversified” under the Investment Company Act of 1940 rules.

•
The Fund’s New Underlying Index will constrain at its quarterly rebalance: (i) the weight of any single company to a maximum of 22.5%, and (ii) the aggregate weight of companies exceeding 4.5% weight to a maximum of 22.5%. Outside the scheduled quarterly index reviews, the New Underlying Index is rebalanced to: (i) the weight of any single company to a maximum of 24%, and (ii) the aggregate weight of companies exceeding 4.8% weight to a maximum of 24%.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.